Note 10 - Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower		December 31, 2012	December 31, 2013
Prospero Maritime Inc.	(a)	4,675,000	-
Xingang Shipping Ltd. / Alcinoe Shipping Ltd	(b)	6,000,000	5,000,000
Manolis Shipping Ltd.	(c)	6,480,000	5,840,000
Trust Navigation Corp. / Tiger Navigation Co.	(d)	2,000,000	-
Saf-Concord Shipping Ltd.	(e)	6,250,000	5,250,000
Eleni Shipping Ltd.	(f)	7,000,000	5,400,000
Pantelis Shipping Corp.	(g)	8,480,000	7,360,000
Aggeliki Shipping Ltd.	(h)	6,076,000	4,864,000
Noumea Shipping Ltd.	(i)	14,620,000	11,930,000
		61,581,000	45,644,000
Less: Current portion		(15,937,000)	(12,862,000)
Long-term portion		$45,644,000	32,782,000

Schedule of Future Annual Loan Repayments [Table Text Block]
To December 31:
2014	12,862,000
2015	16,612,000
2016	12,170,000
2017	4,000,000
Thereafter	-
Total	$45,644,000